Note 12 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Shares, Number (in shares)	39,213,136	38,934,161
Capital Shares, Amount	$ 415,805	$ 406,984
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	37,887,442	37,608,467
Capital Shares, Amount	$ 415,432	$ 406,611
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373